Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities
	$2012	$2011

Trade payables	677,615	64,213
Payable to related parties (note 8)	447,777	517,960

	1,125,392	582,173